INCOME TAXES	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
19.	INCOME TAXES

The provision for income taxes consists of:

	2018	2017	2016
	(Dollars in Thousands)
Currently payable:
Federal	$877	$801	$659
State	186	105	137

	1,063	906	796
Deferred	(68)	(58)	3
Change in corporate tax rate	133	—	—

Total	$1,128	$848	$799

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2018	2017	2016
	(Dollars in Thousands)
Net unrealized loss on securities available for sale	$2	$17	$58
Net non-credit (gain) loss on securities with OTTI	4	(44)	(56)

Net gain (loss) recorded to stockholders’ equity	$6	$(27)	$2

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2018	2017
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$101	$147
Deferred compensation	62	80
Retirement Plan	117	148
Reserve for uncollected interest	—	2
Reserve for off-balance sheet commitments	8	13
OTTI other impairment	47	120
OTTI credit impairment	36	65
Net unrealized loss on securities available for sale	3	—
Other	110	90

Total gross deferred tax assets	484	665

Deferred tax liabilities:
Net unrealized gain on securities available for sale	—	24
Deferred origination fees, net	124	193
Depreciation reserve	1	11
Total gross deferred tax liabilities	125	228

Net deferred tax assets	$359	$437

No valuation allowance was established at June 30, 2018 and 2017, in view of the Company’s ability to carryback to taxes paid in previous years, future anticipated taxable income, which is evidenced by the Company’s earnings potential, and deferred tax liabilities at June 30, 2018 and 2017.

The Tax Cut and Jobs Act, enacted on December 22, 2017, lowered the federal corporate income tax rate from 34% to 21% effective January 1, 2018. As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $133 thousand.

The Company and its subsidiary file a consolidated federal income tax return. Prior to 1996, the Savings Bank was permitted under the Internal Revenue Code to establish a tax reserve for bad debts, and to make annual additions within specified limitations which may have been deducted in arriving at its taxable income. Subsequent to 1995, the Savings Bank’s bad debt deduction may be computed using an amount based on its actual loss experience (the “experience method”).

U.S. generally accepted accounting principles prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015.

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2018		2017		2016
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$894	27.5%	$845	34.0%	$722	34.0%
Impact of change in Federal corporate tax rate	133	4.1	—	—	—	—
State income tax, net of federal tax benefit	146	4.5	69	2.8	90	4.2
Tax exempt income	(7)	(0.2)	(5)	(0.2)	(3)	—
Bank Owned Life Insurance	(34)	(1.0)	(45)	(1.8)	(46)	(2.3)
Other, net	(4)	(0.1)	(16)	(0.7)	36	1.7

Actual tax expense and effective rate	$1,128	34.8%	$848	34.1%	$799	37.6%

The Savings Bank is subject to the Pennsylvania Mutual Thrift Institutions Tax, which is calculated at 11.5 percent of earnings.

Prior to the enactment of the Small Business Job Protection Act, the Company accumulated approximately $3.9 million of retained earnings, which represent allocations of income to bad debt deductions for tax purposes only. Since there is no amount that represents the accumulated bad debt reserves subsequent to 1987, no provision for federal income tax has been made for such amount. If any portion of this amount is used other than to absorb loan losses (which is not anticipated), the amount will be subject to federal income tax at the current corporate rate.